VGOF-P18 11/23

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON PARTNERS INVESTMENT TRUST

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 15, 2023 TO THE

PROSPECTUSES OF EACH FUND LISTED IN SCHEDULE A

For each of the funds listed in Schedule A, the following disclosure replaces and supersedes the corresponding disclosure in each fund’s Prospectus in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents”:

Stifel, Nicolaus & Company, Incorporated and its broker dealer affiliates

Effective December 1, 2023, shareholders purchasing or holding fund shares, including existing fund shareholders, through a Stifel, Nicolaus & Company, Incorporated or affiliated platform that provides trade execution, clearance, and/or custody services, will be eligible for the following sales charge load waivers (including front-end sales charge waivers and contingent deferred, or back-end, (“CDSC”) sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Fund’s Prospectus or SAI.

CLASS A SHARES

As described elsewhere in this prospectus, Stifel may receive compensation out of the front-end sales charge if you purchase Class A shares through Stifel.

Rights of accumulation

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Rights of accumulation (“ROA”) that entitle shareholders to breakpoint discounts on front-end sales charges will be calculated by Stifel based on the aggregated holding of all assets in all classes of shares of Franklin Templeton and Legg Mason funds held by accounts within the purchaser’s household at Stifel. Eligible fund family assets not held at Stifel may be included in the calculation of ROA only if the shareholder notifies his or her financial advisor about such assets.

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The employer maintaining a SEP IRA plan and/or SIMPLE IRA plan may elect to establish or change ROA for the IRA accounts associated with the plan to a plan-level grouping as opposed to including all share classes at a shareholder or pricing group level.

Front-end sales charge waivers on Class A shares available at Stifel

Sales charges may be waived for the following shareholders and in the following situations:

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Class C shares that have been held for more than seven (7) years may be converted to Class A or other Front-end share class(es) shares of the same fund pursuant to Stifel’s policies and procedures. To the extent that this prospectus elsewhere provides for a waiver with respect to the exchange or conversion of such shares following a shorter holding period, those provisions shall continue to apply.

•	Shares purchased by employees and registered representatives of Stifel or its affiliates and their family members as designated by Stifel.

•	Shares purchased in an Stifel fee-based advisory program, often referred to as a “wrap” program.

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same or other fund within the fund family.

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Shares purchased from the proceeds of redeemed shares of the same fund family so long as the proceeds are from the sale of shares from an account with the same owner/beneficiary within 90 days of the purchase. For the absence of doubt, shares redeemed through a Systematic Withdrawal Plan are not eligible for rights of reinstatement.

•	Shares from rollovers into Stifel from retirement plans to IRAs.

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Shares exchanged into Class A shares from another share class so long as the exchange is into the same fund and was initiated at the direction of Stifel. Stifel is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the prospectus.

•	Purchases of Class 529-A shares through a rollover from another 529 plan.

•	Purchases of Class 529-A shares made for reinvestment of refunded amounts.

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Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs.

•	All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.

Contingent Deferred Sales Charges Waivers on Class A and C Shares

•	Death or disability of the shareholder or, in the case of 529 plans, the account beneficiary.

•	Shares sold as part of a systematic withdrawal plan not to exceed 12% annually.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations.

•	Shares acquired through a right of reinstatement.

•	Shares sold to pay Stifel fees or costs in such cases where the transaction is initiated by Stifel.

•	Shares exchanged or sold in a Stifel fee-based program.

•	All other sales charge waivers and reductions described elsewhere in the fund’s prospectus or SAI still apply.

Share Class Conversions in Advisory Accounts

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Stifel continually looks to provide our clients with the lowest cost share class available based on account type. Stifel reserves the right to convert shares to the lowest cost share class available at Stifel upon transfer of shares into an advisory program.

SCHEDULE A

Fund	Date of Prospectus
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Alternative Credit Fund	March 1, 2023
BrandywineGLOBAL – Diversified US Large Cap Value Fund	January 30, 2023
BrandywineGLOBAL – Flexible Bond Fund	May 1, 2023
BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2023
BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2023
BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2023
BrandywineGLOBAL – Small Cap Value Fund	May 1, 2023
ClearBridge Global Infrastructure Income Fund	January 30, 2023

Fund	Date of Prospectus
ClearBridge International Growth Fund	March 1, 2023
ClearBridge Small Cap Fund	March 1, 2023
ClearBridge Value Trust	March 1, 2023
Franklin International Equity Fund	January 30, 2023
Franklin Strategic Real Return Fund	January 30, 2023
Franklin U.S. Small Cap Equity Fund	May 1, 2023
Martin Currie Emerging Markets Fund	January 30, 2023

LEGG MASON PARTNERS INVESTMENT TRUST

BrandywineGLOBAL – Corporate Credit Fund	May 1, 2023
BrandywineGLOBAL – High Yield Fund	May 1, 2023
ClearBridge Aggressive Growth Fund	December 29, 2022
ClearBridge All Cap Value Fund	January 30, 2023
ClearBridge Appreciation Fund	March 1, 2023
ClearBridge Dividend Strategy Fund	May 1, 2023
ClearBridge International Value Fund	March 1, 2023
ClearBridge Large Cap Growth Fund	March 31, 2023
ClearBridge Large Cap Value Fund	March 1, 2023
ClearBridge Mid Cap Fund	March 1, 2023
ClearBridge Mid Cap Growth Fund	March 1, 2023
ClearBridge Select Fund	March 1, 2023
ClearBridge Small Cap Growth Fund	March 1, 2023
ClearBridge Small Cap Value Fund	January 30, 2023
ClearBridge Sustainability Leaders Fund	March 1, 2023
ClearBridge Tactical Dividend Income Fund	March 1, 2023
Franklin Global Dividend Fund	January 30, 2023
Franklin Global Equity Fund	March 1, 2023
Franklin Multi-Asset Conservative Growth Fund	May 31, 2023
Franklin Multi-Asset Defensive Growth Fund	May 31, 2023
Franklin Multi-Asset Growth Fund	May 31, 2023
Franklin Multi-Asset Moderate Growth Fund	May 31, 2023
Franklin U.S. Large Cap Equity Fund	March 31, 2023

LEGG MASON PARTNERS INCOME TRUST

Western Asset California Municipals Fund	June 29, 2023
Western Asset Corporate Bond Fund	May 1, 2023
Western Asset Income Fund	November 30, 2022
Western Asset Intermediate Maturity California Municipals Fund	March 31, 2023
Western Asset Intermediate Maturity New York Municipals Fund	March 31, 2023
Western Asset Intermediate-Term Municipals Fund	August 1, 2023
Western Asset Managed Municipals Fund	June 29, 2023
Western Asset Massachusetts Municipals Fund	March 31, 2023
Western Asset Mortgage Total Return Fund	May 1, 2023
Western Asset Municipal High Income Fund	November 30, 2022
Western Asset New Jersey Municipals Fund	August 1, 2023
Western Asset New York Municipals Fund	August 1, 2023
Western Asset Oregon Municipals Fund	August 30, 2023
Western Asset Pennsylvania Municipals Fund	August 1, 2023
Western Asset Short Duration High Income Fund	November 30, 2022
Western Asset Short Duration Municipal Income Fund	June 29, 2023
Western Asset Short-Term Bond Fund	May 1, 2023
Western Asset Ultra-Short Income Fund	September 29, 2023

Fund	Date of Prospectus
WESTERN ASSET FUNDS, INC.

Western Asset Core Bond Fund	May 1, 2023
Western Asset Core Plus Bond Fund	May 1, 2023
Western Asset High Yield Fund	September 29, 2023
Western Asset Inflation Indexed Plus Bond Fund	May 1, 2023
Western Asset Intermediate Bond Fund	September 29, 2023
Western Asset Macro Opportunities Fund	March 1, 2023
Western Asset Total Return Unconstrained Fund	September 29, 2023

Please retain this supplement for future reference.

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